Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Fair Value Measurement Inputs and Valuation Techniques
The Company valued the warrants using the Black-Scholes-Merton option pricing model with the following inputs:

Year ended December 31, 2020
Risk-free interest rate	0.13%
Expected term (in years)	1
Expected volatility	65%
Expected dividend yield	0%